UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
April 1, 2015 to September 30, 2015

Commission File Number of Issuing entity:  001-35324

Fixed Income Trust For Goldman Sachs Subordinated Notes, Series 2011-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 001-35323

Fixed Income Client Solutions LLC
(Exact name of depositor as specified in its charter)

Fixed Income Client Solutions LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

27-4404514
(I.R.S. Employer Identification No.)

Fixed Income Client Solutions LLC 214 N. Tryon Street, Suite 2636 Charlotte, North Carolina	28202
(Address of principal executive offices of issuing entity)	(Zip Code)

(877) 421-7858
(Telephone number, including area code)

No Change
Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Trust Certificates, Series 2011-1, $25,000,000 6.75% Callable Class A Certificates	☒			New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   ☒     No   ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1.  Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 are included in the Prospectus Supplement, dated October 13, 2011, relating to the Callable Class A Certificates, Series 2011-1 (the “Certificates”) and the related Prospectus, dated October 13, 2011 (collectively, the “Prospectus”), of Fixed Income Trust For Goldman Sachs Subordinated Notes, Series 2011-1 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

The Goldman Sachs Group, Inc., the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”).  For information on The Goldman Sachs Group, Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 001-14965.  The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.”  Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Goldman Sachs Group, Inc. may be accessed on this site.  You may request copies of these documents, upon payment of a duplicating fee, by writing to the SEC.  The public may read and copy any materials filed with the Commission at the Commission’s Public Reference Room at 100 F Street, NE, Washington, DC 20549.  The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.  Please call the SEC at 1-800-SEC-0330 for further information on the operation of the SEC’s public reference rooms.  In addition, such reports and other information can be inspected at the offices of the New York Stock Exchange at 20 Broad Street, New York, New York 10005.  Neither Fixed Income Client Solutions LLC nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein.  Neither Fixed Income Client Solutions LLC nor the Trustee has verified the accuracy or completeness of such documents or reports.  There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Not Applicable.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 October 2015 Semi-Annual Report to Certificateholders.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 October 2015 Semi-Annual Report to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FIXED INCOME TRUST FOR GOLDMAN SACHS SUBORDINATED NOTES, SERIES 2011-1
(Issuing Entity)

FIXED INCOME CLIENT SOLUTIONS LLC
(Registrant)

By:	/s/ James Whang
	Name:	James Whang
	Title:	Treasurer

October 7, 2015

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	October 2015 Semi-Annual Report to Certificateholders.